Cover	Aug. 03, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2023
Entity File Number	001-40143
Entity Registrant Name	AURORA ACQUISITION CORP.
Entity Central Index Key	0001835856
Entity Tax Identification Number	98-1628701
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	20 North Audley Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1K 6LX
City Area Code	44 (0)
Local Phone Number	20 3931 9785
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A ordinary share and one–quarter of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share and one-quarter of one redeemable warrant
Trading Symbol	AURCU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	AURC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AURCW
Security Exchange Name	NASDAQ